Insurance business - Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Jun. 11, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	£ 2		£ 0
Liabilities arising from insurance and participating investment contracts	(124,981)		(122,087)
Net liability	(124,979)		(127,355)
Insurance and participating investment contracts net liability	(124,950)		(127,332)
Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities arising from insurance and participating investment contracts	0	£ (5,100)	5,268
Insurance acquisition assets	29		23
Present value of future cash flows £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	136		0
Liabilities arising from insurance and participating investment contracts	(120,037)		(117,111)
Net liability	(119,901)		(122,379)
Insurance and participating investment contracts net liability	(119,901)		(122,379)
Present value of future cash flows £m | Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities arising from insurance and participating investment contracts	0		5,268
Insurance acquisition assets	0		0
Risk adjustment £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	(53)		0
Liabilities arising from insurance and participating investment contracts	(834)		(874)
Net liability	(887)		(874)
Insurance and participating investment contracts net liability	(887)		(874)
Risk adjustment £m | Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities arising from insurance and participating investment contracts	0		0
Insurance acquisition assets	0		0
Contractual service margin £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	(81)		0
Liabilities arising from insurance and participating investment contracts	(4,110)		(4,102)
Net liability	(4,191)		(4,102)
Insurance and participating investment contracts net liability	(4,191)		(4,102)
Contractual service margin £m | Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities arising from insurance and participating investment contracts	0		0
Insurance acquisition assets	0		0
Other £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0		0
Liabilities arising from insurance and participating investment contracts	0		0
Net liability	0		0
Insurance and participating investment contracts net liability	29		23
Other £m | Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities arising from insurance and participating investment contracts	0		0
Insurance acquisition assets	£ 29		£ 23